UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income & Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/16 is included with this Form.

Value Line Income and Growth Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (74.7%)
	CONSUMER DISCRETIONARY (19.1%)
7,400	Amazon.com, Inc. *	$4,392,936
52,000	Comcast Corp. Class A	3,176,160
28,000	Home Depot, Inc.	3,736,040
170,000	Lions Gate Entertainment Corp. (1)	3,714,500
52,000	Macy’s, Inc.	2,292,680
35,000	Netflix, Inc. *	3,578,050
70,000	NIKE, Inc. Class B	4,302,900
1,900	Priceline Group, Inc. (The) *	2,449,024
113,000	Starbucks Corp.	6,746,100
50,000	Starwood Hotels & Resorts Worldwide, Inc.	4,171,500
56,000	Texas Roadhouse, Inc.	2,440,480
26,000	Tiffany & Co.	1,907,880
32,000	TJX Companies, Inc. (The)	2,507,200
130,000	Toll Brothers, Inc. *	3,836,300
85,000	Urban Outfitters, Inc. *	2,812,650
35,000	Vail Resorts, Inc.	4,679,500
45,000	Walt Disney Co. (The)	4,468,950
		61,212,850
	CONSUMER STAPLES (4.1%)
40,000	CVS Health Corp.	4,149,200
36,000	Estee Lauder Companies, Inc. (The) Class A	3,395,160
35,000	Mead Johnson Nutrition Co.	2,973,950
19,000	Monster Beverage Corp. *	2,534,220
		13,052,530
	FINANCIALS (8.3%)
24,000	American Tower Corp. REIT	2,456,880
270,000	Bank of America Corp.	3,650,400
10,000	BlackRock, Inc.	3,405,700
155,000	Blackstone Group L.P. (The)	4,347,750
145,000	Charles Schwab Corp. (The)	4,062,900
114,000	JPMorgan Chase & Co.	6,751,080
35,000	Lamar Advertising Co. REIT Class A	2,152,500
		26,827,210
	HEALTH CARE (19.3%)
29,000	AbbVie, Inc.	1,656,480
25,000	Allergan PLC *	6,700,750
16,000	Biogen, Inc. *	4,165,120
31,000	BioMarin Pharmaceutical, Inc. *	2,556,880
93,000	Celgene Corp. *	9,308,370
50,000	Cerner Corp. *	2,648,000
45,000	Edwards Lifesciences Corp. *	3,969,450
82,000	Gilead Sciences, Inc.	7,532,520
15,000	Intercept Pharmaceuticals, Inc. *(1)	1,927,050
145,000	Medivation, Inc. *	6,667,100
68,000	Medtronic PLC	5,100,000
34,237	Teva Pharmaceutical Industries Ltd. ADR	1,832,022
60,000	Vertex Pharmaceuticals, Inc. *	4,769,400

Shares		Value
72,000	Zoetis, Inc.	$3,191,760
		62,024,902
	INDUSTRIALS (1.8%)
71,000	Delta Air Lines, Inc.	3,456,280
72,000	General Electric Co.	2,288,880
		5,745,160
	INFORMATION TECHNOLOGY (22.1%)
220,000	Activision Blizzard, Inc.	7,444,800
78,000	Akamai Technologies, Inc. *	4,334,460
33,000	Alibaba Group Holding, Ltd. ADR *	2,607,990
4,500	Alphabet, Inc. Class C *	3,352,275
8,000	Alphabet, Inc. Class A *	6,103,200
70,000	Apple, Inc.	7,629,300
11,000	Baidu, Inc. ADR *	2,099,680
34,000	BROADCOM, Ltd.	5,253,000
88,000	Cisco Systems, Inc.	2,505,360
41,000	Cognizant Technology Solutions Corp. Class A *	2,570,700
85,000	Facebook, Inc. Class A *	9,698,500
120,000	GrubHub, Inc. *(1)	3,015,600
13,000	LinkedIn Corp. Class A *	1,486,550
210,000	Pandora Media, Inc. *(1)	1,879,500
110,000	PayPal Holdings, Inc. *	4,246,000
90,000	Visa, Inc. Class A	6,883,200
		71,110,115
	TOTAL COMMON STOCKS (Cost $218,657,382) (74.7%)	239,972,767

Principal Amount		Value
ASSET-BACKED SECURITIES (1.0%)
$218,000	Ally Auto Receivables Trust, Series 2015- SN1, Class A3, 1.21%, 12/20/17	217,999
130,000	Capital Auto Receivables Asset Trust, Series 2014-3, Class A3, 1.48%, 11/20/18	130,096
250,000	CarMax Auto Owner Trust, Series 2015- 1, Class A4, 1.83%, 7/15/20	252,854
150,000	CarMax Auto Owner Trust, Series 2015- 4, Class A3, 1.56%, 11/16/20	150,687
113,005	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A3, 1.27%, 5/15/19 (2)	112,897
100,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	100,986
600,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	627,366
300,000	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	299,968
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	253,277

March 31, 2016

Principal Amount		Value
$150,000	Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.92%, 1/15/19	$150,669
300,000	Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	299,766
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	101,192
100,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	101,694
450,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	450,608
	TOTAL ASSET-BACKED SECURITIES (Cost $3,243,821) (1.0%)	3,250,059
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
288,049	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (3)	298,980
237,547	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	239,107
336,924	Commercial Mortgage Trust, Series 2007- GG9, Class A4, 5.44%, 3/10/39	343,837
500,000	FHLMC Multifamily Structured Pass- Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	507,970
75,403	FREMF Mortgage Trust, Series 2013- KF02, Class B, 3.43%, 12/25/45 (2)(3)	74,542
120,000	FREMF Mortgage Trust, Series 2013- K713, Class B, 3.17%, 4/25/46 (2)	119,607
211,284	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	208,128
250,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (3)	246,403
250,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	263,701
170,134	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	177,026
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2, 3.00%, 10/15/46	103,626
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	104,856
154,564	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.53%, 4/25/45 (3)	151,979
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	255,753
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	399,454

Principal Amount		Value
$100,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	$103,887
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	154,188
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	205,192
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	214,590
	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $4,265,554) (1.3%)	4,172,826
CORPORATE BONDS & NOTES (10.3%)

	BASIC MATERIALS (0.3%)
150,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	150,900
250,000	Ecolab, Inc., Senior Unsecured Notes, 3.25%, 1/14/23	256,919
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23 (1)	209,828
100,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	102,814
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19 (1)	154,875
		875,336
	COMMUNICATIONS (0.8%)
100,000	Amazon.com, Inc., Senior Unsecured Notes, 3.30%, 12/5/21 (1)	106,852
150,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	168,490
150,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	151,759
250,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	257,542
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	198,849
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	263,446
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24 (1)	151,002
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	263,750
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	200,360
150,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20 (1)	154,875
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	279,616
250,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	258,953

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$156,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	$157,201
		2,612,695
	CONSUMER, CYCLICAL (1.3%)
100,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	108,750
250,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	283,855
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	154,500
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	500,892
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, 4/10/18	249,944
300,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	300,913
150,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 6.50%, 3/1/21	157,875
99,000	Kia Motors Corp., Senior Unsecured Notes, 3.63%, 6/14/16 (2)	99,367
150,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	168,735
500,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 2.13%, 4/15/16	500,212
100,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	105,955
200,000	Newell Rubbermaid, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	202,908
150,000	NIKE, Inc., Senior Unsecured Notes, 3.88%, 11/1/45	156,978
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	101,631
200,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	208,964
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (1)	158,250
125,000	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, 6/1/22	130,781
100,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	99,000
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	253,073
250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Unsecured Notes, 5.38%, 3/15/22 (1)	252,110
		4,194,693
	CONSUMER, NON-CYCLICAL (1.5%)
150,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	159,506
255,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, 3/12/18	258,012
150,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	152,106
250,000	Amgen, Inc., Senior Unsecured Notes, 2.13%, 5/15/17 (1)	252,844

Principal Amount		Value
$150,000	Amgen, Inc., Senior Unsecured Notes, 3.88%, 11/15/21	$162,579
175,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	195,573
250,000	Celgene Corp., Senior Unsecured Notes, 2.30%, 8/15/18 (1)	253,751
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	253,125
100,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.75%, 8/15/22	104,375
350,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	358,426
200,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	204,633
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	202,188
150,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	157,067
100,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	102,455
250,000	Kroger Co. (The), Senior Unsecured Notes, 3.40%, 4/15/22	264,621
250,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	289,871
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	156,750
250,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16	248,276
100,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	107,781
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	100,589
150,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	160,125
150,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	157,759
200,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	207,695
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	111,440
200,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (2)	200,826
		4,822,373
	ENERGY (0.5%)
150,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	142,876
150,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 9.00%, 4/15/19	160,044
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	463,856
50,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	50,478
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	156,212
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	212,934

March 31, 2016

Principal Amount		Value
$250,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	$269,316
100,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	108,466
		1,564,182
	FINANCIAL (4.6%)
200,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	201,643
200,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18 (1)	206,500
150,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	152,250
250,000	American Express Co., Senior Unsecured Notes, 1.21%, 5/22/18 (3)	248,346
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	274,910
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	253,200
300,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	307,432
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	101,027
250,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21 (1)	270,312
100,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	101,829
300,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	322,041
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (2)	304,468
250,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20 (1)	254,994
300,000	Barclays PLC, Senior Unsecured Notes, 4.38%, 1/12/26	294,396
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	273,628
290,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	324,453
250,000	Boston Properties L.P., Senior Unsecured Notes, 3.13%, 9/1/23	251,385
250,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	254,445
250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	257,242
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 5/15/17	152,625
225,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	235,418
100,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	99,400
350,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	358,529
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)(2)	251,758
100,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	103,975

Principal Amount		Value
$100,000	Deutsche Bank AG, Senior Unsecured Notes, 1.40%, 2/13/17 (1)	$99,616
100,000	Deutsche Bank AG, Senior Unsecured Notes, 1.88%, 2/13/18	99,364
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	109,968
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	247,571
250,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	255,382
300,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	304,182
300,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	306,872
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	119,444
150,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24 (1)	147,203
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	270,123
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	262,734
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	272,500
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 4.50%, 1/24/22	551,775
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	253,387
250,000	Lloyds Bank PLC, Guaranteed Notes, 3.50%, 5/14/25	258,587
200,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (2)	206,325
200,000	Mizuho Bank Ltd., Guaranteed Notes, 2.15%, 10/20/18 (1)(2)	200,123
500,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	516,408
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	270,861
250,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	253,650
300,000	PNC Funding Corp., Guaranteed Notes, 3.30%, 3/8/22	314,071
250,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	255,615
500,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	496,825
150,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	149,703
250,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	247,223
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	283,219
300,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	296,945
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	152,378
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	102,653
150,000	UBS AG GMTN, Senior Unsecured Notes, 2.35%, 3/26/20	151,653

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	$263,449
500,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22 (1)	533,008
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	114,767
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	116,890
250,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21 (1)	284,406
		14,625,086
	INDUSTRIAL (0.5%)
200,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	210,000
150,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.15%, 4/1/45	153,912
254,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	260,159
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	247,960
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	251,980
500,000	Union Pacific Corp., Senior Unsecured Notes, 4.00%, 2/1/21 (1)	547,375
		1,671,386
	TECHNOLOGY (0.3%)
50,000	Altera Corp., Guaranteed Notes, 1.75%, 5/15/17	50,441
150,000	Analog Devices, Inc., Senior Unsecured Notes, 3.90%, 12/15/25	162,009
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	126,655
200,000	Intel Corp., Senior Unsecured Notes, 3.30%, 10/1/21 (1)	214,835
100,000	Intel Corp., Senior Unsecured Notes, 4.25%, 12/15/42	103,215
175,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	194,104
200,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25 (1)	206,997
		1,058,256
	UTILITIES (0.5%)
150,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45 (1)	163,585
100,000	Consumers Energy Co., 3.13%, 8/31/24	103,566
250,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	272,258
250,000	Florida Power & Light Co., 4.05%, 6/1/42	264,685
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	137,673
100,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26	101,017

Principal Amount		Value
$250,000	South Carolina Electric & Gas Co., 4.35%, 2/1/42	$253,359
250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	253,471
		1,549,614
	TOTAL CORPORATE BONDS & NOTES (Cost $32,510,933) (10.3%)	32,973,621

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
250,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	250,024
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	274,375
250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24 (1)	266,925
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $765,221) (0.3%)	791,324

LONG-TERM MUNICIPAL SECURITIES (0.7%)

	CALIFORNIA (0.2%)
100,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	104,030
200,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	265,326
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	95,765
250,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	255,532
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	64,023
		784,676
	FLORIDA (0.0%)
75,000	Florida State Department of Environmental Protection Revenue, Build America Bonds, Revenue Bonds, Series B, 5.31%, 7/1/18	81,867
	NEW YORK (0.3%)
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	261,753
$185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	$207,455

March 31, 2016

100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	112,995
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	252,125
		834,328
	PENNSYLVANIA (0.0%)
100,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Revenue Bonds, Series A, 3.00%, 8/15/30	101,639
	TEXAS (0.2%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	284,920
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	259,060
		543,980
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,260,333) (0.7%)	2,346,490

SHORT-TERM MUNICIPAL SECURITIES (0.0%)

125,000	Metropolitan Government of Nashville & Davidson County Tennessee Convention Center Authority, Build America Bonds, Revenue Bonds, Subser. B, 4.86%, 7/1/16	126,375
	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $126,200) (0.0%)	126,375

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.3%)

250,000	FHLB, 3.13%, 12/8/17	259,690
175,000	FHLB, 2.75%, 6/8/18	182,254
250,000	FHLB, 1.63%, 2/27/19	254,918
415,000	FHLB, 4.13%, 12/13/19	459,636
1,000,000	FHLB, 3.25%, 6/9/23	1,095,790
343,718	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	347,123
63,479	FHLMC Gold PC Pool #A46044, 5.00%, 7/1/35	70,106
237,250	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	261,860
55,271	FHLMC Gold PC Pool #A89430, 4.50%, 10/1/39	60,127
157,153	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	167,829
242,142	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	254,093

Principal Amount		Value
$67,173	FHLMC Gold Pool #A84814, 4.50%, 3/1/39	$72,993
421,008	FHLMC Gold Pool #A86830, 4.50%, 6/1/39	458,025
61,623	FHLMC Gold Pool #A96997, 4.50%, 2/1/41	67,071
247,527	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	264,871
331,257	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	339,741
61,334	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	62,905
615,180	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	650,639
558,520	FHLMC Gold Pool #Q04096, 4.00%, 10/1/41	597,512
140,804	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	147,570
97,970	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	102,677
500,000	FNMA, 0.88%, 5/21/18	500,615
67,497	FNMA Pool #254733, 5.00%, 4/1/23	74,604
475,480	FNMA Pool #254954, 4.50%, 10/1/23	517,024
237,386	FNMA Pool #745275, 5.00%, 2/1/36	263,117
27,020	FNMA Pool #832199, 4.50%, 7/1/35	29,505
278,933	FNMA Pool #844809, 5.00%, 11/1/35	308,677
8,120	FNMA Pool #910242, 5.00%, 3/1/37	8,975
43,106	FNMA Pool #973333, 4.50%, 2/1/38	47,000
8,226	FNMA Pool #975116, 5.00%, 5/1/38	9,092
149,048	FNMA Pool #AA0466, 4.50%, 2/1/39	162,180
8,587	FNMA Pool #AB1259, 5.00%, 7/1/40	9,515
305,053	FNMA Pool #AB1796, 3.50%, 11/1/40	320,513
149,679	FNMA Pool #AB2660, 3.50%, 5/1/21	158,103
105,987	FNMA Pool #AB3218, 3.50%, 7/1/31	111,816
462,315	FNMA Pool #AB3900, 3.00%, 11/1/26	484,071
17,272	FNMA Pool #AB3943, 4.00%, 11/1/41	18,509
308,342	FNMA Pool #AB5231, 2.50%, 5/1/27	318,025
175,106	FNMA Pool #AC5822, 4.50%, 5/1/40	191,097
242,036	FNMA Pool #AD7128, 4.50%, 7/1/40	264,112
160,599	FNMA Pool #AD8529, 4.50%, 8/1/40	175,287
652,768	FNMA Pool #AE9759, 4.00%, 12/1/40	699,505
169,534	FNMA Pool #AH2084, 4.00%, 12/1/40	181,678
132,757	FNMA Pool #AH3226, 5.00%, 2/1/41	146,747
268,800	FNMA Pool #AH4493, 4.50%, 2/1/41	293,407
417,879	FNMA Pool #AH6186, 4.00%, 2/1/41	447,625
237,083	FNMA Pool #AH8932, 4.50%, 4/1/41	258,768
162,656	FNMA Pool #AI1019, 4.50%, 5/1/41	177,343
639,439	FNMA Pool #AJ9278, 3.50%, 12/1/41	671,915
22,581	FNMA Pool #AK6513, 4.00%, 3/1/42	24,190
407,032	FNMA Pool #AL0160, 4.50%, 5/1/41	444,312
583,322	FNMA Pool #AL0657, 5.00%, 8/1/41	646,422
49,986	FNMA Pool #AL3192, 5.00%, 5/1/42	55,477
351,375	FNMA Pool #AQ1853, 3.00%, 11/1/42	361,244
235,278	FNMA Pool #AS0560, 4.50%, 9/1/43	256,337
370,110	FNMA Pool #AS0865, 2.50%, 10/1/28	381,678
140,061	FNMA Pool #AS1529, 3.00%, 1/1/29	146,417
160,126	FNMA Pool #AS4503, 3.00%, 2/1/30	167,352
282,617	FNMA Pool #AS4928, 3.50%, 5/1/45	296,456
129,988	FNMA Pool #AS6205, 3.50%, 11/1/45	136,353
63,319	FNMA Pool #AT8849, 4.00%, 6/1/43	67,852
190,749	FNMA Pool #AU1847, 3.00%, 9/1/43	196,061

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$200,212	FNMA Pool #AU3621, 3.00%, 7/1/43	$205,824
341,369	FNMA Pool #AU5409, 3.00%, 8/1/43	350,428
149,985	FNMA Pool #AU5653, 4.00%, 9/1/43	160,240
187,676	FNMA Pool #AU6562, 3.50%, 12/1/43	196,952
86,088	FNMA Pool #AU7025, 3.00%, 11/1/43	88,486
149,985	FNMA Pool #AV3310, 4.50%, 1/1/44	163,090
69,598	FNMA Pool #AX1138, 3.50%, 9/1/44	73,006
149,739	FNMA Pool #AY2618, 4.00%, 3/1/45	160,027
181,830	FNMA Pool #AY2728, 2.50%, 2/1/30	186,834
249,036	FNMA Pool #BA6555, 3.00%, 1/1/46	255,645
31,629	FNMA Pool #MA0406, 4.50%, 5/1/30	34,392
102,746	FNMA Pool #MA0577, 3.50%, 11/1/20	108,528
100,000	FNMA Pool TBA, 4.50%, 4/1/46	108,813
336,883	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	339,369
235,363	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	235,078
103,712	GNMA I Pool #539285, 3.00%, 5/15/42	107,732
47,764	GNMA I Pool #744842, 3.00%, 5/15/42	49,447
182,601	GNMA II Pool #MA1520, 3.00%, 12/20/43	189,534
331,353	GNMA II Pool #MA1521, 3.50%, 12/20/43	350,774
627,700	GNMA II Pool #MA1839, 4.00%, 4/20/44	671,417
78,000	GNMA II Pool #MA2445, 3.50%, 12/20/44	82,539

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,978,009) (6.3%)	20,324,561

U.S. TREASURY OBLIGATIONS (4.9%)

300,000	U.S. Treasury Bonds, 5.25%, 11/15/28	410,320
550,000	U.S. Treasury Bonds, 5.25%, 2/15/29	755,133
500,000	U.S. Treasury Bonds, 3.13%, 11/15/41	556,231
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	258,145
750,000	U.S. Treasury Bonds, 2.88%, 5/15/43	790,283
200,000	U.S. Treasury Bonds, 3.75%, 11/15/43	248,406
250,000	U.S. Treasury Bonds, 3.63%, 2/15/44	303,291
100,000	U.S. Treasury Bonds, 3.38%, 5/15/44	115,926
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	331,875
100,000	U.S. Treasury Bonds, 3.00%, 11/15/44	107,910
400,000	U.S. Treasury Notes, 0.38%, 4/30/16	400,040
300,000	U.S. Treasury Notes, 1.50%, 6/30/16	300,885
800,000	U.S. Treasury Notes, 0.38%, 10/31/16	799,562
600,000	U.S. Treasury Notes, 1.00%, 10/31/16	601,805
100,000	U.S. Treasury Notes, 0.63%, 12/31/16	100,039
100,000	U.S. Treasury Notes, 0.63%, 5/31/17	99,941
200,000	U.S. Treasury Notes, 0.88%, 10/15/17	200,484
680,000	U.S. Treasury Notes, 0.75%, 12/31/17	680,239
350,000	U.S. Treasury Notes, 0.75%, 3/31/18	349,973
900,000	U.S. Treasury Notes, 1.38%, 9/30/18	912,727
1,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	1,014,531
100,000	U.S. Treasury Notes, 1.38%, 2/28/19	101,453
450,000	U.S. Treasury Notes, 1.63%, 12/31/19	459,527
550,000	U.S. Treasury Notes, 3.63%, 2/15/20	603,711
250,000	U.S. Treasury Notes, 1.25%, 2/29/20	251,631
600,000	U.S. Treasury Notes, 1.38%, 3/31/20	606,515

Principal Amount		Value
$250,000	U.S. Treasury Notes, 1.13%, 4/30/20	$250,352
600,000	U.S. Treasury Notes, 1.38%, 4/30/20	606,211
350,000	U.S. Treasury Notes, 2.25%, 4/30/21	366,994
200,000	U.S. Treasury Notes, 1.88%, 11/30/21	205,430
450,000	U.S. Treasury Notes, 2.13%, 12/31/21	468,018
600,000	U.S. Treasury Notes, 1.75%, 3/31/22	610,711
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	50,385
100,000	U.S. Treasury Notes, 2.00%, 11/30/22	103,035
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	154,547
100,000	U.S. Treasury Notes, 2.50%, 8/15/23	106,566
200,000	U.S. Treasury Notes, 2.50%, 5/15/24	212,688
450,000	U.S. Treasury Notes, 2.38%, 8/15/24	473,906
220,000	U.S. Treasury Notes, 2.25%, 11/15/24	229,367
100,000	U.S. Treasury Notes, 2.00%, 2/15/25	102,137
200,000	U.S. Treasury Notes, 2.13%, 5/15/25	206,180
100,000	U.S. Treasury Notes, 2.25%, 11/15/25	104,074
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,936,866) (4.9%)	15,611,184

Shares		Value
SHORT-TERM INVESTMENTS (5.8%)

	MONEY MARKET FUNDS (5.8%)
2,507,203	State Street Institutional Liquid Reserves Fund	2,507,203
15,957,578	State Street Navigator Securities Lending Prime Portfolio (4)	15,957,578

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,464,781) (5.8%)	18,464,781
	TOTAL INVESTMENT SECURITIES (105.3%) (Cost $315,209,100)	$338,033,988
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.3%)		(16,929,266)
NET ASSETS (5) (100%)		$321,104,722

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2016, the market value of the securities on loan was $15,650,771.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Securities with an aggregate market value of $15,650,771 were out on loan in exchange for $15,957,578 of cash collateral as of March 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $315,209,100, aggregate gross unrealized appreciation was $38,103,133, aggregate gross unrealized depreciation was $15,278,245 and the net unrealized appreciation was $22,824,888.

March 31, 2016

ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$239,972,767	$-	$-	$239,972,767
Asset-Backed Securities	-	3,250,059	-	3,250,059
Commercial Mortgage-Backed Securities	-	4,172,826	-	4,172,826
Corporate Bonds & Notes*	-	32,973,621	-	32,973,621
Foreign Government Obligations	-	791,324	-	791,324
Long-Term Municipal Securities*	-	2,346,490	-	2,346,490
Short-Term Municipal Securities	-	126,375	-	126,375
U.S. Government Agency Obligations	-	20,324,561	-	20,324,561
U.S. Treasury Obligations	-	15,611,184	-	15,611,184
Short-Term Investments	18,464,781	-	-	18,464,781
Total Investments in Securities	$258,437,548	$79,596,440	$-	$338,033,988

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016